Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation and Company performance for the years listed below. As a smaller reporting company, we are permitted and have elected to provide scaled pay versus performance disclosure.

The following table summarizes the total Compensation Actually Paid to our principal executive officer (“PEO”) and our non-PEO named executive officers (“Non-PEO NEOs”), versus the performance of the Company for the fiscal years ended June 30, 2025, 2024, and 2023. The amounts below shown for Compensation Actually Paid have been calculated in accordance with SEC rules, do not represent the value of cash and equity awards received by our PEO and Non-PEO NEOs during the years, and differ from compensation actually earned, realized or received by the individuals.

The calculation of Compensation Actually Paid begins with the information provided in the Summary Compensation Table for the individual in the section “Executive Compensation – Summary Compensation Table” and is adjusted as required by Item 402(v) of Regulation S-K, as noted in the footnotes below.

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEOs ($)(2)(3)	Value of Initial $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2025	$391,332	$520,004	$317,092	$414,536	$116.10	$(9,050,423)
2024	$482,215	$734,207	$378,305	$547,388	$94.80	$(8,056,445)
2023	$266,959	$350,416	$246,740	$292,241	$86.30	$(6,450,531)

(1)
Rachel Goldman, served as our PEO for each of the fiscal years ended June 30, 2025, 2024 and 2023.
(2)
Our Non-PEO named executive officers include Carlo Buffone for the fiscal years ended June 30, 2025, 2024 and 2023 and Glen Van Treek for the fiscal years ended June 2024 and 2023.
(3)
No adjustments from SCT to CAP, stock option awards paid during the year vested immediately. No prior year adjustments.
(4)
The Total Shareholder Return is based upon the cumulative change in value of $100 invested on the last trading day as of the end of the year reported.

The table below shows the percentage changes in selected metrics from above.

Period	Compensation Actually Paid to PEO	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Net Loss
2024 to 2025	-29%	-24%	Increased 22.47%	12%
2023 to 2024	81%	87%	Increased 9.85%	25%

Relationship between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income. From 2023 through 2024, the compensation actually paid to our PEO increased 81% and the average compensation actually paid to the Non-PEO NEOs increased 87%, compared to a 25% increase in our net loss over the same time period. Net loss included in the Pay Versus Performance table is calculated in accordance with GAAP.

Total Shareholder Return. From 2023 to 2024, the total shareholder returns increased 9.85 % from $86.30 to $94.80.

Relationship between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income. From 2024 through 2025, the compensation actually paid to our PEO decreased 52% and the average of the compensation actually paid to the Non-PEO NEOs decreased 24%, compared to a 12% increase in our net loss over the same time period. Net loss included in the Pay Versus Performance table is calculated in accordance with GAAP.

Total Shareholder Return. From 2024 to 2025, the total shareholder returns increased 22.47 % from $94.80 to $116.10.

Named Executive Officers, Footnote
(1)
Rachel Goldman, served as our PEO for each of the fiscal years ended June 30, 2025, 2024 and 2023.
(2)
Our Non-PEO named executive officers include Carlo Buffone for the fiscal years ended June 30, 2025, 2024 and 2023 and Glen Van Treek for the fiscal years ended June 2024 and 2023.

PEO Total Compensation Amount	$ 391,332	$ 482,215	$ 266,959
PEO Actually Paid Compensation Amount	$ 520,004	734,207	350,416
Adjustment To PEO Compensation, Footnote	(3) No adjustments from SCT to CAP, stock option awards paid during the year vested immediately. No prior year adjustments.
Non-PEO NEO Average Total Compensation Amount	$ 317,092	378,305	246,740
Non-PEO NEO Average Compensation Actually Paid Amount	$ 414,536	547,388	292,241
Total Shareholder Return Vs Peer Group	(4) The Total Shareholder Return is based upon the cumulative change in value of $100 invested on the last trading day as of the end of the year reported.
Total Shareholder Return Amount	$ 116.1	94.8	86.3
Net Income (Loss)	$ (9,050,423)	$ (8,056,445)	$ (6,450,531)
PEO Name	Rachel Goldman	Rachel Goldman	Rachel Goldman